CONDENSED CONSOLIDATED BALANCE SHEETS $ in Millions	Sep. 30, 2020 USD ($)
Investments
U.S. Government obligations	$ 6.7
Short-term investments	15.0
Total investments	21.7
Cash, cash equivalents and restricted cash	575.7
Premium receivable, net of allowance for doubtful accounts of $0.4 million and $0.2 million as of September 30, 2020 and December 31, 2019	82.8
Reinsurance recoverable	42.2
Prepaid reinsurance premium	86.2
Deferred acquisition costs	3.3
Property and equipment, net	5.1
Intangible assets	0.6
Other assets	13.9
Total assets	831.5
Liabilities, Convertible Preferred Stock and Stockholders' Equity (Deficit)
Unpaid losses and loss adjustment expense	39.7
Unearned premium	115.3
Trade payables	1.0
Funds held for reinsurance treaties	52.4
Other liabilities and accrued expense	54.1
Total liabilities	262.5
Convertible preferred stock (Series Seed, A, B, C and D), $0.00001 par value; no shares issued, authorized and outstanding as of September 30, 2020; 31,557,107 shares authorized, issued and outstanding as of December 31, 2019, respectively; aggregate liquidation preference of $0 and $480.8 million as of September 30, 2020 and December 31, 2019, respectively	0.0
Stockholders' equity (deficit):
Common stock, $0.00001 par value, 200,000,000 shares and 52,000,000 shares authorized as of September 30, 2020 and December 31, 2019, respectively; 56,584,029 shares and 11,784,765 shares issued and 56,584,029 shares and 11,271,228 shares outstanding as of September 30, 2020 and December 31, 2019, respectively	0.0
Additional paid-in capital	855.0
Accumulated deficit	(286.7)
Accumulated other comprehensive income	0.7
Total stockholders' equity (deficit)	569.0
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	$ 831.5